Discontinued Operations (Tables)	12 Months Ended
Dec. 28, 2013
Discontinued Operations And Disposal Groups [Abstract]
Revenue and Loss before Income Tax Expense from Discontinued Operations

The railroad, environmental remediation and concrete paving businesses’ revenue and loss before income tax expense, including an immaterial gain on sale, in fiscal years 2013, 2012 and 2011 are summarized below:

	2013	2012	2011
Total revenue	$3,884	$50,152	$49,537
Loss from discontinued operations before income tax expense	528	3,546	5,201